UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $109,696 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     3857    90514 SH       SOLE                    90514
AMERICAN WTR WKS CO INC NEW    COM              030420103     9505   436803 SH       SOLE                   436803
CAREFUSION CORP                COM              14170T101     5986   226500 SH       SOLE                   226500
CIT GROUP INC                  COM NEW          125581801     2603    66800 SH       SOLE                    66800
COMPELLENT TECHNOLOGIES INC    COM              20452A108     1759   100200 SH       SOLE                   100200
CROWN CASTLE INTL CORP         COM              228227104     6702   175300 SH       SOLE                   175300
CVS CAREMARK CORPORATION       COM              126650100     6021   164700 SH       SOLE                   164700
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140     2627   146700 SH       SOLE                   146700
HEWLETT PACKARD CO             COM              428236103     9785   184100 SH       SOLE                   184100
INDIA FD INC                   COM              454089103     2476    78500 SH       SOLE                    78500
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3797    85500 SH       SOLE                    85500
MASTERCARD INC                 CL A             57636Q104    13312    52411 SH       SOLE                    52411
MIND C T I LTD                 ORD              M70240102       28    15900 SH       SOLE                    15900
MOLECULAR INSIGHT PHARM INC    COM              60852M104      657   501204 SH       SOLE                   501204
MONSANTO CO NEW                COM              61166W101     2671    37400 SH       SOLE                    37400
MOSAIC CO                      COM              61945A107     4163    68500 SH       SOLE                    68500
NATIONAL FUEL GAS CO N J       COM              636180101     4605    91100 SH       SOLE                    91100
NORTH AMERN ENERGY PARTNERS    COM              656844107     6175   643869 SH       SOLE                   643869
ORBCOMM INC                    COM              68555P100      477   221800 SH       SOLE                   221800
QUALCOMM INC                   COM              747525103     1797    42800 SH       SOLE                    42800
SIGA TECHNOLOGIES INC          COM              826917106      304    45800 SH       SOLE                    45800
SPDR GOLD TRUST                GOLD SHS         78463V107     3089    28350 SH       SOLE                    28350
UNION PAC CORP                 COM              907818108     1429    19500 SH       SOLE                    19500
URS CORP NEW                   COM              903236107     5358   108000 SH       SOLE                   108000
VENOCO INC                     COM              92275P307     5461   425649 SH       SOLE                   425649
VISA INC                       COM CL A         92826C839     5052    55500 SH       SOLE                    55500